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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-08363

Evergreen Select Equity Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:	Registrant is making a quarterly filing for one of its series, Evergreen Strategic Growth Fund, for the quarter ended June 30, 2010. This series has September 30 fiscal year end.

Date of reporting period: June 30, 2010

Item 1 – Schedule of Investments

EVERGREEN STRATEGIC GROWTH FUND + SCHEDULE OF INVESTMENTS

June 30, 2010 (unaudited)
	Shares	Value

COMMON STOCKS 97.7%
CONSUMER DISCRETIONARY 13.9%
Automobiles 1.2%
Ford Motor Co. *	461,100	$4,647,888

Hotels, Restaurants & Leisure 1.4%
Cheesecake Factory, Inc. *	257,900	5,740,854

Household Durables 1.2%
Tupperware Brands Corp.	116,150	4,628,577

Internet & Catalog Retail 3.2%
Amazon.com, Inc. *	72,550	7,926,813
priceline.com, Inc. *	26,075	4,603,280

		12,530,093

Multiline Retail 1.1%
Macy’s, Inc.	249,025	4,457,548

Specialty Retail 4.9%
Bed Bath & Beyond, Inc. *	94,700	3,511,476
Dick’s Sporting Goods, Inc. *	95,075	2,366,417
Limited Brands, Inc.	204,650	4,516,625
Lowe’s Cos.	181,025	3,696,531
RadioShack Corp.	270,175	5,271,114

		19,362,163

Textiles, Apparel & Luxury Goods 0.9%
Coach, Inc.	98,950	3,616,623

CONSUMER STAPLES 6.1%
Food Products 2.0%
Kellogg Co.	151,400	7,615,420

Tobacco 4.1%
Philip Morris International, Inc.	354,597	16,254,726

ENERGY 6.5%
Energy Equipment & Services 2.2%
Schlumberger, Ltd.	156,000	8,633,040

Oil, Gas & Consumable Fuels 4.3%
Apache Corp.	59,800	5,034,562
Hess Corp.	102,225	5,146,007
Peabody Energy Corp.	179,500	7,023,835

		17,204,404

FINANCIALS 12.2%
Capital Markets 1.7%
Morgan Stanley	282,750	6,562,628

Consumer Finance 5.1%
American Express Co.	223,075	8,856,078
Visa, Inc., Class A	158,067	11,183,240

		20,039,318

Diversified Financial Services 4.1%
Bank of America Corp.	565,825	8,130,905
JPMorgan Chase & Co.	226,225	8,282,097

		16,413,002

Insurance 1.3%
MetLife, Inc.	141,025	5,325,104

1

EVERGREEN STRATEGIC GROWTH FUND + SCHEDULE OF INVESTMENTS continued

June 30, 2010 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE 17.5%
Biotechnology 3.8%
Amgen, Inc. *	106,575	$5,605,845
Celgene Corp. *	183,025	9,301,331

		14,907,176

Health Care Equipment & Supplies 1.3%
Hospira, Inc. *	91,800	5,273,910

Health Care Providers & Services 7.8%
AmerisourceBergen Corp.	297,050	9,431,337
Emergency Medical Services Corp., Class A *	53,600	2,628,008
Express Scripts, Inc. *	195,550	9,194,761
Medco Health Solutions, Inc. *	174,600	9,616,968

		30,871,074

Pharmaceuticals 4.6%
Perrigo Co.	158,875	9,384,746
Teva Pharmaceutical Industries, Ltd., ADR	166,775	8,670,632

		18,055,378

INDUSTRIALS 8.2%
Aerospace & Defense 3.3%
Goodrich Corp.	100,625	6,666,406
Rockwell Collins Inc.	121,775	6,469,906

		13,136,312

Air Freight & Logistics 3.3%
FedEx Corp.	49,350	3,459,929
United Parcel Service, Inc., Class B	168,125	9,564,631

		13,024,560

Machinery 1.6%
Joy Global, Inc.	121,425	6,082,178

INFORMATION TECHNOLOGY 30.7%
Communications Equipment 3.6%
Cisco Systems, Inc. *	451,775	9,627,326
F5 Networks, Inc. *	67,825	4,650,760

		14,278,086

Computers & Peripherals 7.1%
Apple, Inc. *	104,840	26,370,405
EMC Corp. *	88,975	1,628,243

		27,998,648

Internet Software & Services 4.1%
Google, Inc., Class A *	36,199	16,106,745

Semiconductors & Semiconductor Equipment 6.3%
Broadcom Corp., Class A	245,450	8,092,486
Intel Corp.	485,120	9,435,584
Marvell Technology Group, Ltd. *	462,250	7,285,060

		24,813,130

Software 9.6%
Adobe Systems, Inc. *	311,350	8,228,981
Microsoft Corp.	617,950	14,219,029
Oracle Corp.	593,820	12,743,377
SuccessFactors, Inc. *	124,400	2,586,276

		37,777,663

2

EVERGREEN STRATEGIC GROWTH FUND + SCHEDULE OF INVESTMENTS continued

June 30, 2010 (unaudited)
	Shares	Value

COMMON STOCKS continued
MATERIALS 2.6%
Metals & Mining 2.6%
Freeport-McMoRan Copper & Gold, Inc.	91,300	$5,398,569
Walter Energy, Inc.	81,350	4,950,148

		10,348,717

Total Common Stocks (cost $366,364,190)		385,704,965

SHORT-TERM INVESTMENTS 3.0%
MUTUAL FUND SHARES 3.0%
Wells Fargo Advantage Money Market Trust, 0.28% q ° (cost $11,612,131)	11,612,131	11,612,131

Total Investments (cost $377,976,321) 100.7%		397,317,096
Other Assets and Liabilities (0.7%)		(2,574,599)

Net Assets 100.0%		$394,742,497

+

Effective as of the close of business on July 16, 2010, Wells Fargo Advantage Strategic Large Cap Growth Fund acquired the net assets of the Evergreen Strategic Growth Fund in a tax-free exchange for shares of Wells Fargo Advantage Strategic Large Cap Growth Fund.

*	Non-income producing security
q	Rate shown is the 7-day annualized yield at period end.
°	Investment in affiliate.

Summary of Abbreviations

ADR	American Depository Receipt

On June 30, 2010, the aggregate cost of securities for federal income tax purposes was $382,386,897. The gross unrealized appreciation and depreciation on securities based on tax cost was $39,094,965 and $24,164,766, respectively, with a net unrealized appreciation of $14,930,199.

Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded. If there has been no sale, the securities are valued at the mean between bid and asked prices.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Valuation hierarchy

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment  speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of  investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of June 30, 2010, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities
Common stocks	$385,704,965	$0	$0	$385,704,965
Short-term investments	11,612,131	0	0	11,612,131

	$397,317,096	$0	$0	$397,317,096

3

Item 2 - Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Equity Trust

By:	/s/ W. Douglas Munn
W. Douglas Munn Principal Executive Officer

Date: August 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Munn
W. Douglas Munn Principal Executive Officer

Date: August 27, 2010

By:	/s/ Jeremy DePalma
Jeremy DePalma Principal Financial Officer

Date: August 27, 2010